SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360)734-9900

Date of fiscal year end: November 30, 2007
Date of reporting period: May 31, 2007

Sextant
Mutual Funds

Short-Term Bond	Bond Income	Core	Growth	International

Semi-Annual Report

May 31, 2007

Table of Contents:

Additional Performance Information	Page 2

Letter To Shareowners	Page 3

Sextant Short-Term Bond Fund	Page 4

Sextant Bond Income Fund	Page 8

Sextant Core Fund	Page 12

Sextant Growth Fund	Page 18

Sextant International Fund	Page 23

Expense Examples	Page 28

Notes To Financial Statements	Page 29

Privacy Statement	Page 31

Average Annual Returns
(as of 6/30/2007)	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹

Sextant Short-Term Bond Fund	5.13%	2.65%	2.97%	4.54%	1.59%

Sextant Bond Income Fund	4.91%	3.08%	4.14%	5.83%	1.48%

Sextant Core Fund²	N/A	N/A	N/A	N/A	1.35%

Sextant Growth Fund	17.43%	16.99%	13.21%	10.32%	1.46%

Sextant International Fund	32.63%	24.73%	18.61%	10.00%	1.30%

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual fund performance changes over time and currently may be significantly higher or lower than stated. Performance and Morningstar™ rating data current to the most recent month-end is published online at www.saturna.com and is available by calling toll free (800) SATURNA. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus dated March 30, 2007, incorporating results from the 2006 fiscal year. The semi-annual expense ratios shown elsewhere in this report (see page 28) differ from those in this table and represent the most recent semi-annual fiscal period.

² The Sextant Core Fund began operations March 30, 2007 and does not yet have annualized returns to report.

Morningstar™, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar™, by category as determined by Morningstar™. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar™ database. Results are shown for 12 months because the Sextant Funds' performance fees are based on the same period.

2	May 31, 2007 Semi-Annual Report

Fellow Shareowners:

For the six months ended May 31, 2007, the five Sextant funds continued to reflect the markets where they invest. Sextant International Fund did the best, up 16.52% as its non-US stock portfolio grew in value with the continuing US dollar decline. Sextant Growth Fund, up 9.16%, reflected a rising US stock market (the S&P 500 gained 10.29% for the 6 months). The two Sextant bond funds continued to suffer from the steady rise in interest rates, with Sextant Short-Term Bond Fund returning 1.33% and Sextant Bond Income Fund returning -0.39%.

The new Sextant Core Fund, combining domestic and international stocks as well as long and short-term bonds, appreciated a respectable 4.30% since beginning operations on March 30th. This Fund well meets the needs of investors seeking a balanced portfolio where one decision can meet many requirements.

Looking forward, the increase in most interest rates appears to be nearing conclusion, meaning bonds may finally shine. Lower-quality ("high yield") bonds are suffering most as the excesses in subprime mortgage lending are being pressured by the weak real estate market. The US economy and business profits march constantly up, greatly boosting income tax receipts and reducing pressure on the federal deficit. The once over-heated and leveraged housing sector is cooling fast, meaning "burnt finger" speculators in real estate will again be considering the security markets. Corporate profits should continue growing at 6 to 9% annually, meaning the equity markets are likely to go even higher.

The no-load Sextant Funds are designed to address a broad spectrum of investment needs. All Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. Contrary to popular wisdom, a higher fund advisory fee that results from superior investment performance under a fulcrum advisory fee structure and consequently a higher fund expense ratio is actually in the best interests of shareowners. Last summer, the Trustees and shareowners approved a simple 12b-1 plan to pay distribution expenses intended to help the Sextant funds grow in size. As fixed costs are spread over more investor assets, all investors can benefit from a lower expense ratio. Its pleasing to note, therefore, that total Sextant Fund assets have grown 99% in the 18 months since November 30, 2005. And regardless of the 12b-1 plan, the voluntary waiver of fees by the advisor effectively caps the expense ratio in Sextant Short-Term Bond and Sextant Bond Income at 0.75% and 0.90%, respectively.

For the twelve months (our performance fee computation period) ended May 31, 2007, comparative total returns and percentile Morningstar category rankings (1 is best)† are:

Sextant Fund	Total Return	vs. Morningstar†	Total Return	Rank (category size)†
Short-Term Bond	4.88%	Short-term Bond	4.85%	51 (434)

Bond Income	5.13%	Long-term Bond	8.38%	90 (35)

Growth	18.76%	Mid-Cap Growth	19.47%	58 (983)

International	31.01%	Foreign Large Blend	25.66%	4 (696)

Further information on each Fund is found in its section of this report. Perhaps uniquely, equity portfolio brokerage commission expenses are entirely borne by the adviser. Consequently, the Sextant Funds can not use portfolio brokerage to pay any expenses of the Funds or the adviser. Another unusual feature of the Sextant funds: on average, over one-third of each Sextant Fund is owned by the trustees, officers, and their related accounts.

Our portfolio managers welcome your comments and suggestions. We invite you to invest your money with ours.

Nicholas Kaiser, President
(Manager, Sextant Growth, Sextant International; Co-manager, Sextant Core Fund)

Phelps McIlvaine, Vice President
(Manager, Sextant Short-Term Bond, Sextant Bond Income; Co-manager, Sextant Core Fund)

July 17, 2007

† The 12-month Rank shows how each Fund ranks in its Morningstar™ peer category for the year ended May 31, 2007. See page 2 for more information on Morningstar™ Rankings.

May 31, 2007 Semi-Annual Report	3

Sextant Short-Term Bond Fund

Schedule of Investments

Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

	Cosmetics & Toiletries
A	Avon Products Inc.	6.55% due 8/1/2007	$95,000	$94,792	3.3%

	Finance & Insurance
AAA	HSBC Finance Corp.	6.375% due 10/15/2011	100,000	103,219	3.6%
AAA	Lehman Brothers Holdings	5.75% due 4/25/2011	100,000	100,793	3.5%

			200,000	204,012	7.1%

	Food & Beverages
BBB	Fortune Brands	5.125% due 1/15/2011	120,000	117,460	4.1%
A+	WM Wrigley Jr. Co.	4.30% due 7/15/2010	100,000	96,935	3.4%

			220,000	214,396	7.5%

	Machinery
A	Caterpillar Inc.	7.25% due 9/15/2009	100,000	103,760	3.6%
A-	Rockwell Automation Int'l	6.15% due 1/15/2008	95,000	94,858	3.3%

			195,000	198,618	6.9%

	Medical Drugs
A	Amgen	6.50% due 12/1/2007	90,000	89,829	3.1%

	Oil & Gas
A-	ConocoPhillips	8.75% due 5/25/2010	100,000	109,084	3.8%

	Retail-Discount & Variety
A-	TJ X Companies Inc.	7.45% due 12/15/2009	95,000	98,808	3.4%

	Telecommunications
BBB+	Southwestern Bell Telephone	6.625% due 7/15/2007	95,000	94,700	3.3%

	U.S. Government
AAA	U.S. T-Note	4.00% due 6/15/2009	200,000	196,500	6.9%
AAA	U.S. T-Note	4.00% due 4/15/2010	200,000	195,344	6.8%

			400,000	391,844	13.7%

	U.S. Government Agency
AAA	Federal Farm Credit Bank	4.62% due 12/7/2009	100,000	98,513	3.4%
AAA	Federal Farm Credit Bank	5.79% due 6/5/2013	200,000	200,632	7.0%
AAA	Federal Home Loan Bank	4.60% due 5/18/2009	120,000	118,560	4.1%
AAA	Federal Home Loan Bank	4.00% due 8/15/2007	300,000	299,099	10.4%
AAA	Federal Home Loan Mortgage Corp.	4.125% due 11/6/2009	120,000	117,137	4.1%
AAA	Federal National Mortgage Assoc.	4.00% due 2/23/2007	120,000	119,460	4.2%

			960,000	953,401	33.2%

	Utilities
BBB+	PSI Energy	7.85% due 10/15/2007	90,000	90,503	3.1%
BBB+	Scottish Power PLC	4.91% due 3/15/2010	100,000	97,297	3.4%

			190,000	187,800	6.5%
Continued on next page.
4	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Short-Term Bond Fund

Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Total Investments	(Cost = $2,659,049)	$2,640,000	$2,637,283	91.8%
Other Assets (net of liabilities)			235,572	8.2%

Total Net Assets			$2,872,855	100.0%

¹Ratings are the lesser of S&P or Moody's.

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	46.8%	46.8%	46.8%

AA	3.6%	3.6%	3.6%

A	30.8%	33.9%	27.5%

BBB	10.6%	7.5%	10.6%

Unrated	0.0%	0.0%	3.3%

Other Assets	8.2%	8.2%	8.2%

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	5

Sextant Short-Term Bond Fund

Financial Highlights	Period ended	Year Ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2007	2006	2005	2004	2003	2002

Net asset value at beginning of period	$4.90	$4.85	$4.97	$5.09	$5.07	$5.10
Income from investment operations
Net investment income	0.08	0.16	0.17	0.19	0.23	0.27
Net gains or losses on securities (both realized and unrealized)	(0.02)	0.05	(0.12)	(0.12)	0.02	(0.02)

Total from investment operations	0.06	0.21	0.05	0.07	0.25	0.25

Less distributions
Dividends (from net investment income)	(0.08)	(0.16)	(0.17)	(0.19)	(0.23)	(0.28)

Total distributions	(0.08)	(0.16)	(0.17)	(0.19)	(0.23)	(0.28)

Paid-in capital from early redemption fees¹	*0.00	*0.00	*0.00	-	-	-
Net asset value at end of period	$4.88	$4.90	$4.85	$4.97	$5.09	$5.07

Total Return	1.33%	4.41%	0.96%	1.41%	5.00%	4.90%

Ratios / Supplemental Data
Net assets ($000), end of period	$2,873	$2,937	$2,557	$2,255	$2,259	$2,177
Ratio of expenses to average net assets
Before fee waivers and custody fee credits	0.80%	1.39%	1.23%	1.14%	1.17%	1.14%
After fee waivers and custody fee credits	0.38%	0.57%	0.59%	0.58%	0.60%	0.93%
Ratio of net investment income after waivers and custody credits to average net assets	1.70%	3.41%	3.35%	3.80%	4.47%	5.23%
Portfolio turnover rate	0%	41%	33%	37%	22%	28%

¹Early redemption fee adopted March 29, 2005	*Amount is less than $0.01

Statement of Change in Net Assets	Period ended May 31, 2007	Year ended Nov. 30, 2006

Increase (Decrease) In Net Assets
From Operations
Net investment income	$49,891	$87,091
Net realized gain (loss) on investments	1,675	(10,899)
Net increase (decrease) in unrealized appreciation	(12,012)	34,663

Net increase in net assets	$39,554	$110,855

Dividends to shareowners from
Net investment income	(49,900)	(85,431)

Fund Share transactions
Proceeds from sales of shares	311,790	828,422
Value of shares issued in reinvestment of dividends	46,118	84,144
Early redemption fees retained	9	64
Cost of shares redeemed	(412,088)	(557,227)

Net increase (decrease) in net assets	(54,171)	355,403

Total increase (decrease) in net assets	(64,517)	380,827

Net Assets
Beginning of period	2,937,372	2,556,545

End of period	$2,872,855	$2,937,372

Undistributed net investment income	$ -	$1,660

Shares of the fund sold and redeemed
Number of shares sold	63,746	170,721
Number of shares issued in reinvestment of dividends	9,432	17,342
Number of shares redeemed	(84,328)	(114,974)

Net increase (decrease) in number of shares outstanding	(11,150)	73,089

6	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Short-Term Bond Fund

Statement of Operations

For the semi-annual period ended May 31, 2007

Investment Income
Interest income	$60,717

Gross Investment Income	60,717

Expenses
Investment adviser and administration fees	8,607
Filing and registration fees	4,549
Distribution fees	3,586
Custodian fees	1,677
Audit fees	1,649
Insurance	930
Chief compliance officer expenses	748
Printing and postage	542
Trustee fees	319
Legal fees	234
Other expenses	140

Total gross expenses	22,981

Less adviser fees waived	(10,478)
Less custodian fees waived	(1,677)

Net expenses	10,826

Net investment income	49,891

Net realized gain on investments
Proceeds from sales	180,970
Less cost of securities sold (based on identified cost)	179,295

Realized net gain	1,675

Unrealized gain on investments
End of period	(21,766)
Beginning of period	(9,754)

Decrease in unrealized gain for the period	(12,012)

Net realized and unrealized loss on investments	(10,337)

Net Increase in net assets resulting from operations	$39,554

Statement of Assets and Liabilities

As of May 31, 2007

Assets
Bond investments (Cost $2,659,049)	$2,637,283
Cash	200,330
Interest Receivable	39,354
Receivable for Fund shares sold	1,200

Total Assets	2,878,167

Liabilities
Payable for Fund shares redeemed	5,228
Other liabilities	(1,238)
Distribution Payable	707
Accrued 12b-1 Fees	615

Total Liabilities	5,312

Net Assets	2,872,855

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	2,941,903
Undistributed net investment income	1,660
Accumulated net realized loss	(48,942)
Unrealized net depreciation on investments	(21,766)

Net Assets applicable to Fund shares outstanding	$2,872,855

Fund shares outstanding	588,928

Net Asset Value, Offering and Redemption price per share	$4.88

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	7

Sextant Bond Income Fund

Schedule of Investments

Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

	Agricultural
A	Archer Daniels Midlands	7.00% due 2/1/2031	$100,000	$110,319	3.5%
	Automotive
BBB	Auto Zone Inc.	5.50% due 11/15/2015	95,000	90,596	2.9%

	Banking
AA-	Citicorp	7.25% due 10/15/2011	50,000	53,685	1.7%
A	Comerica Bank	7.125% due 12/1/2013	50,000	50,182	1.6%
AA+	Norwest Financial	6.85% due 7/15/2009	50,000	51,048	1.6%

			150,000	154,915	4.9%

	Building Products
BBB+	Masco Corporation	7.125% due 8/15/2013	60,000	63,218	2.0%

	Chemicals
A	Air Products & Chemicals	8.75% due 4/15/2021	50,000	63,079	2.0%

	Diversified Financial Services
AAA	General Electric Captial Corp.	8.125% due 5/15/2012	60,000	66,657	2.1%

	Electric Utilities
BBB-	Commonwealth Edison	7.50% due 7/1/2013	50,000	52,768	1.7%
A	Florida Power & Light	5.95% due 10/1/2033	100,000	98,868	3.1%

			150,000	151,636	4.8%

	Electronics
A-	Koninlijke Phillips Electronics	7.25% due 8/15/2013	50,000	52,961	1.7%
BBB+	Sempra Energy Corp.	7.95% due 3/1/2010	50,000	52,630	1.6%

			100,000	105,591	3.3%

	Food
BBB	Conagra	7.875% due 9/15/2010	33,000	35,040	1.1%
A+	Hershey Foods Co.	6.95% due 8/15/2012	50,000	52,445	1.7%
BBB	HJ Heinz	6.00% due 3/15/2012	75,000	75,868	2.4%

			158,000	163,353	5.2%

	Insurance
A+	Allstate	7.50% due 6/15/2013	50,000	54,370	1.7%
A+	Progressive Corp.	7.00% due 10/1/2013	75,000	79,472	2.5%
A-	XL Capital (Europe)	6.50% due 1/15/2012	90,000	92,538	3.0%

			215,000	226,380	7.2%

	Investment Finance
A+	Bear Stearns Co.	3.50% due 6/27/2008	154,000	143,535	4.6%
A+	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	52,297	1.7%
AAA	Paine Webber Group	7.625% due 2/15/2014	50,000	54,753	1.7%

			254,000	250,585	8.0%

	Machinery
A	Caterpillar Inc.	9.375% due 8/15/2011	40,000	45,075	1.4%
A	Deere & Co.	8.10% due 5/15/2030	95,000	117,951	3.8%

			135,000	163,026	5.2%
Continued on next page.
8	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Bond Income Fund

Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

	Medical Supplies
A	Becton Dickinson	7.15% due 10/1/2009	$40,000	$41,141	1.3%

	Oil & Gas
A	Baker Hughes Inc.	6.00% due 2/15/2009	20,000	20,087	0.6%
AA	Texaco Capital	8.625% due 6/30/2010	40,000	43,396	1.4%

			60,000	63,483	2.0%

	Office Supplies
A-	Avery Dennison Corp.	6.00% due 1/15/2033	95,000	90,824	2.9%

	Real Estate
BBB+	Archstone Smith Opr Trust	5.625% due 8/15/2014	50,000	49,768	1.6%

	Retailing
A+	Dayton Hudson (Target Stores)	10.00% due 1/1/2011	50,000	56,586	1.8%
A+	Lowe's Corp.	8.25% due 6/1/2010	50,000	53,528	1.7%
BBB	May Department Stores Corp.	8.00% due 7/15/2012	50,000	54,130	1.7%
AA	Wal-Mart Stores	7.25% due 6/1/2013	45,000	48,495	1.5%

			195,000	212,739	6.7%

	Transportation
BBB+	Southwest Airlines	6.50% due 3/1/2012	75,000	76,990	2.4%
BBB-	U.S. Freightways Corp.	8.50% due 4/25/2010	50,000	52,461	1.7%

			125,000	129,451	4.1%

	U.S. Government
AAA	U.S. Treasury Note	5.25% due 2/15/2029	145,000	148,081	4.7%

	U.S. Government Agency
AAA	Federal Farm Credit Bank	5.09% due 2/17/2015	120,000	116,552	3.7%
AAA	Federal Farm Credit Bank	6.25% due 8/18/2021	150,000	150,034	4.7%
AAA	Federal Home Loan Bank	5.55% due 4/13/2015	100,000	98,613	3.1%
AAA	Federal Home Loan Mortgage Corp.	5.00% due 8/1/2009	100,000	97,820	3.1%
AAA	Federal National Mortgage Assoc.	5.00% due 4/10/2015	100,000	96,709	3.1%

			570,000	559,728	17.7%

Total Investments	(Cost = $2,902,408)	$2,807,000	$2,904,570	92.1%
Other Assets (net of liabilities)			248,982	7.9%

Total Net Assets			$3,153,552	100.0%

¹Ratings are the lesser of S&P or Moody's

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	26.3%	21.6%	21.6%

AA	6.2%	6.2%	11.0%

A	40.5%	42.9%	35.7%

BBB	19.1%	16.7%	19.1%

Unrated	0.0%	4.7%	4.7%

Other Assets	7.9%	7.9%	7.9%

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	9

Sextant Bond Income Fund

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2007	2006	2005	2004	2003	2002

Net asset value at beginning of period	$4.92	$4.92	$5.06	$5.07	$4.97	$4.81
Income from investment operations
Net investment income	0.11	0.22	0.21	0.22	0.22	0.26
Net gains or losses on securities (both realized and unrealized)	(0.13)	0.00	(0.14)	(0.01)	0.10	0.16

Total from investment operations	(0.02)	0.22	0.07	0.21	0.32	0.42

Less distributions
Dividends (from net investment income)	(0.11)	(0.22)	(0.21)	(0.22)	(0.22)	(0.26)

Total distributions	(0.11)	(0.22)	(0.21)	(0.22)	(0.22)	(0.26)

Paid-in capital from early redemption fees¹	*0.00	*0.00	*0.00	-	-	-
Net asset value at end of period	$4.79	$4.92	$4.92	$5.06	$5.07	$4.97

Total Return	(0.39)%	4.73%	1.40%	4.26%	6.52%	9.02%

Ratios / Supplemental data
Net assets ($000), end of period	$3,154	$3,384	$3,050	$2,643	$2,272	$2,105
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.66%	1.27%	0.97%	0.89%	1.15%	1.06%
After fee waivers and custody credits	0.45%	0.90%	0.94%	0.87%	0.97%	0.72%
Ratio of net investment income after waiver and custody credits to average net assets	2.29%	4.64%	4.26%	4.47%	4.29%	5.40%
Portfolio turnover rate	0%	36%	4%	0%	0%	29%

¹Early redemption fee adopted March 29, 2005	*Amount is less than $0.01

Statement of Change in Net Assets	Period ended May 31, 2007	Year ended Nov. 30,2006

Increase (Decrease) In Net Assets
From Operations
Net investment income	$74,704	$142,386
Net realized gain (loss) on investments	3,516	(14,375)
Net increase (decrease) in unrealized appreciation	(93,854)	21,936

Net increase(decrease) in net assets	(15,634)	149,947

Dividends to shareowners from
Net investment income	(74,750)	(142,386)

From fund share transactions
Proceeds from sales of shares	158,202	541,154
Value of shares issued in reinvestment of dividends	66,189	141,047
Early redemption fees retained	6	40
Cost of shares redeemed	(364,887)	(355,481)

Net increase (decrease) in net assets	(140,490)	326,760

Total increase (decrease) in net assets	(230,874)	334,321

Net Assets
Beginning of period	3,384,426	3,050,105

End of period	$3,153,552	$3,384,426

Shares of the fund sold and redeemed
Number of shares sold	32,699	111,347
Number of shares issued in reinvestment of dividends	13,688	29,113
Number of shares redeemed	(75,295)	(73,143)

Net increase (decrease) in number of shares outstanding	(28,908)	67,317

10	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Bond Income Fund

Statement of Operations

For the semi-annual period ended May 31, 2007
Investment Income
Interest income	$89,433

Gross investment income	89,433

Expenses
Investment adviser and administration fee	7,677
Filing and registration fees	4,503
Distribution fees	4,070
Audit fees	1,637
Chief compliance officer expenses	892
Insurance	791
Legal fees	690
Custodian fees	552
Printing and postage	429
Trustee fees	339
Other expenses	68

Total gross expenses	21,648

Less adviser fees waived	(6,367)
Less custodian fees waived	(552)

Net expenses	14,729

Net investment income	74,704

Net realized gain on investments
Proceeds from sales	277,276
Less cost of securities sold (based on identified cost)	273,760

Realized net gain	3,516

Unrealized gain on investments
End of period	2,162
Beginning of period	96,016

Decrease in unrealized gain for the period	(93,854)

Net realized and unrealized loss	(90,338)

Net decrease in net assets resulting from operations	$(15,634)

Statement of Assets and Liabilities

As of May 31, 2007

Assets
Bond investments (Cost $2,902,408)	$2,904,570
Cash	198,978
Interest receivable	49,117
Insurance reserve premium	400
Receivable for fund shares sold	200

Total Assets	3,153,265

Liabilities
Accrued expenses	(2,691)
Distributions Payable	1,733
Accrued 12b-1 fees	671

Total Liabilities	(287)

Net Assets	3,153,552

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	3,184,373
Accumlated net realized loss	(32,983)
Unrealized net appreciation on investments	2,162

Net Assets applicable to Fund shares outstanding	$3,153,552

Fund Shares Outstanding	658,676

Net Asset Value, Offering and Redemption price per share	$4.79

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	11

Sextant Core Fund

Schedule of Investments

Equities - 59.1% Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets

Aerospace
Rockwell Collins	400	$26,697	$28,268		0.9%
United Technologies	325	21,135	22,929		0.8%

		47,832	51,197		1.7%

Automotive
Toyota Motor ADS	200	25,376	24,152	Japan	0.8%

Banking
Australia & New Zealand Banking ADS	150	18,075	17,982	Australia	0.6%
Frontier Financial	1,200	29,944	27,912		1.0%
Nomura Holdings ADR	700	14,469	14,385	Japan	0.5%
Toronto-Dominion Bank	350	21,035	24,178	Canada	0.8%

		83,523	84,457		2.9%

Building
CRH plc ADS	600	26,439	29,646	Ireland	1.0%
Lowe's Companies	900	28,519	29,538		1.0%
RPM	1,000	23,110	22,720		0.8%
Washington Group International³	400	26,568	33,600		1.1%

		104,636	115,504		3.9%

Chemicals
BASF AG ADS	200	22,550	24,740	Germany	0.9%
Praxair	700	44,349	47,663		1.6%

		66,899	72,403		2.5%

Computers
Adobe Systems³	800	34,264	35,248		1.2%
Apple Inc.³	400	37,660	48,476		1.6%
Hewlett-Packard	1,000	41,025	45,710		1.6%

		112,949	129,434		4.4%

Consumer Products
General Mills	450	26,100	27,558		0.9%
Nike, Cl B	500	26,700	28,375		1.0%
PepsiCo	700	45,405	47,831		1.6%
Proctor & Gamble	650	41,180	41,308		1.4%
Unileverplc ADS	500	15,150	15,395	United Kingdom	0.5%

		154,535	160,467		5.4%

Diversified Operations
3M	375	28,665	32,985		1.1%
Honeywell International	600	27,678	34,746		1.2%
Tomkins plc ADS	750	15,945	15,952	United Kingdom	0.5%

		72,288	83,683		2.8%
Continued on next page.

12	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Core Fund

Equities - 59.1% Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets

Electronics
Taiwan Semiconductor ADS	1,500	$16,215	$16,365	Taiwan	0.6%

Instruments - Control
Parker-Hannifin	300	25,890	30,408		1.0%

Insurance
Chubb	750	39,270	41,152		1.4%
ING Groep NV ADS	400	16,992	17,776	Netherlands	0.6%

		56,262	58,928		2.0%

Medical
GlaxoSmithKline plc ADR	300	16,569	15,654	United Kingdom	0.5%
Johnson & Johnson	500	30,130	31,635		1.1%
Lilly (Eli)	650	36,199	38,103		1.3%
Novartis AG ADR	300	16,506	16,854	Switzerland	0.6%
Novo-Nordisk A/S ADS	200	18,098	21,046	Denmark	0.7%
Pfizer	1,400	36,105	38,486		1.3%

		153,607	161,778		5.5%

Metals & Mining
Alcoa	950	32,376	39,216		1.3%
Anglo-American plc ADR	900	24,222	27,288	South Africa	0.9%
BHP Billiton Ltd ADS	650	31,866	34,216	Australia	1.2%
Freeport-McMoran Copper Gold, Cl B	200	13,324	15,740		0.5%
Nucor	500	32,375	33,770		1.2%

		134,163	150,230		5.1%

Office Equipment
Canon ADS	600	32,481	35,316	Japan	1.2%

Oil & Gas Production
ConocoPhillips	500	34,615	38,715		1.3%
Noble	400	31,580	36,956		1.3%
Norsk Hydro ADS	700	23,030	24,962	Norway	0.8%
Petro-Canada	400	15,708	20,248	Canada	0.7%

		104,933	120,881		4.1%

Paper Products
Kimberly-Clark	425	29,117	30,158		1.0%

Publishing-Books
McGraw-Hill	600	37,937	42,186		1.4%
Pearson plc ADS	1,100	19,151	19,558	United Kingdom	0.7%

		57,088	61,744		2.1%

Real Estate
Duke Realty	400	17,416	16,048		0.5%
Continued on next page.

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	13

Sextant Core Fund

Equities - 59.1% Issue			Number of Shares		Tax Cost	Market Value	Country¹	Percentage of Assets

Telecommunications
AT&T				700	$27,804	$28,938		1.0%
China Mobil Ltd ADR				500	23,058	23,210	China	0.8%
Harris				550	28,139	27,456		0.9%
Telefonica SA ADS				250	16,790	17,110	Spain	0.6%
Telefonos de Mexico, Cl L ADS				900	31,878	36,396	Mexico	1.2%

					127,669	133,110		4.5%

Tools
Black & Decker				350	29,654	33,051		1.1%

Transportation
Canadian National Railways				550	26,345	30,024	Canada	1.0%
Fedex				400	42,220	44,648		1.5%
LAN Airlines SA ADS				200	13,752	16,084	Chile	0.6%

					82,317	90,756		3.1%

Utilities-Electric
EnelASpA ADS				300	16,302	17,082	Italy	0.6%
FPL Group				600	36,752	38,358		1.3%
IDACORP				900	30,463	29,889		1.0%

					83,517	85,329		2.9%

Total Equities					1,618,367	1,745,399		59.1%

Bonds - 40.1%			Maturity	Face Value	Tax Cost	Market Value	Percentage of Assets
Rating²	Issuer

Beverages
BBB+	Panamerican Beverages	7.25% due 7/1/2009	$94,000	$97,595	$96,308		3.3%

Building
BBB	Centex	7.875% due 2/1/2011	100,000	106,433	105,583		3.6%

Insurance
BBB	Berkley	5.875% due 2/15/2013	100,000	101,591	99,639		3.4%

Office Equipment
BBB+	Staples	7.375% due 10/1/2012	90,000	98,283	96,712		3.3%

Real Estate
BBB+	Archstone Smith	5.25% due 12/10/2010	97,000	97,153	95,780		3.2%

Telecommunications
BBB+	Motorola	6.50% due 11/15/2028	100,000	101,060	95,636		3.2%

Transportation
BBB	CSX	6.75% due 3/15/2011	95,000	98,952	98,364		3.3%
Continued on next page.

14	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Core Fund

Bonds - 40.1%			Maturity	Face Value	Tax Cost	Market Value	Percentage of Assets
Rating²	Issuer

U.S. Government
AAA	U.S. T Bond	5.25% due 11/15/2028	$187,000	$195,357	$190,915		6.5%
AAA	U.S. T Note	4.50% due 11/30/2011	98,000	97,786	96,576		3.3%
AAA	U.S. T Note	4.875% due 5/31/2008	98,000	98,032	97,832		3.3%
AAA	U.S. T Note	4.875% due 5/15/2009	110,000	110,368	109,863		3.7%

					501,543	495,186		16.8%

Total Bonds					1,202,610	1,183,208		40.1%

Total Investments					$2,820,977	$2,928,607		99.2%
Other Assets (net of liabilities)						24,511		0.8%

Total Net Assets						$2,953,118		100.0%

¹Equities are issued from U.S. Domestic companies where no country is listed.
²Ratings are the lesser of S&P or Moody's.
³Non-income producing
ADS: American Depositary Share
ADR: American Depositary Receipt

Top Ten Equity Holdings	% of Net Assets	Industry Allocation
Apple Inc.	1.6%	Industry weightings are shown as a percentage of Net Assets.

PepsiCo	1.6%

Praxair	1.6%

Hewlett-Packard	1.6%

Fedex	1.5%

McGraw-Hill	1.4%

Proctor & Gamble	1.4%

Chubb	1.4%

Alcoa	1.3%

ConocoPhillips	1.3%

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	16.8%	16.8%	16.8%

AA	0.0%	0.0%	0.0%

A	0.0%	3.2%	3.3%

BBB	23.3%	20.1%	20.0%

Unrated	0.0%	0.0%	0.0%

Equities	59.1%	59.1%	59.1%

Other Assets	0.8%	0.8%	0.8%

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	15

Sextant Core Fund

Financial Highlights	Period ended
Selected data per share of capital stock outstanding throughout the period:	May 31, 2007

Net asset value at beginning of period	$10.00
Income from investment operations
Net investment income	0.03
Net gains or losses on securities (both realized and unrealized)	0.40

Total from investment operations	0.43

Paid-in-capital from early redemption fees	*0.00
Net asset value at end of period	$10.43

Total Return	**4.3%

Ratios / Supplemental data
Net assets ($000), end of period	$2,953
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.32%
After fee waivers and custody credits	0.21%
Ratio of net investment income after fee waiver and custody credits to average net assets	0.37%
Portfolio turnover rate	0%

**Total Return is since inception date 3/31/07 and is not annualized.	*Amount is less than $0.01

Statement of Changes in Net Assets
Period ended May 31,2007

Increase in Net Assets
From Operations
Net investment income	$9,483
Net realized gain on investments	-
Net increase in unrealized appreciation	107,630

Net increase in net assets	117,113

From fund share transactions
Proceeds from sales of shares	2,838,478
Value of shares issued in reinvestment of dividends	-
Early redemption fees retained	0*
Cost of shares redeemed	(2,473)

Net increase in net assets	2,836,005

Total increase in net assets	2,953,118

Net Assets
Beginning of period	-

End of period	$2,953,118

Shares of the fund sold and redeemed
Number of shares sold	283,270
Number of shares issued in reinvestment of dividends	-
Number of shares redeemed	(240)

Net increase in number of shares outstanding	283,030

*Amount is less than $1.00

16	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Core Fund

Statement of Operations

For the semi-annual period ended May 31, 2007

Investment Income
Dividend income (net of foreign tax of $470)	$7,367
Interest income	7,636

Gross investment income	15,003

Expenses
Custodian fees	2,708
Investment adviser and administration fee	2,693
Distribution fees	1,122
Audit fees	490
Chief compliance officer expenses	276
Filing and registration fees	244
Insurance	244
Printing and postage	196
Trustee fees	118
Legal fees	86
Other expenses	51

Total gross expenses	8,228

Less: custodian fees waived	(2,708)

Net expenses	5,520

Net investment income	9,483

Net realized gain on investments
Proceeds from sales	-
Less cost of securities sold (based on identified cost)	-

Realized net gain	0

Unrealized gain on investments
End of period	107,630
Beginning of period	-

Increase in unrealized gain for the period	107,630

Net realized and unrealized gain	107,630

Net increase in net assets resulting from operations	$117,113

Statement of Assets and Liabilities

As of May 31, 2007

Assets
Investments in securities at value (Cost $2,820,977)	$2,928,607
Cash	20,908
Dividends and interest receivable	16,679

Total Assets	2,966,194

Liabilities
Payable for securities purchased	10,826
Due to affiliates	1,523
Accrued 12b-1 Fees	619
Accrued expenses	108

Total Liabilities	13,076

Net Assets	2,953,118

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	2,845,488
Unrealized net appreciation on investments	107,630

Net Assets applicable to Fund shares outstanding	$2,953,118

Fund Shares Outstanding	283,030

Net Asset Value, Offering and Redemption price per share	$10.43

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	17

Sextant Growth Fund

Schedule of Investments

Equities - 86.6% Issue	Quantity	Tax Cost	Market Value	Percentage of Assets

Auto/Truck
Oshkosh Truck	3,000	$160,448	$185,070	1.2%

Banking
Frontier Financial	15,000	220,751	348,900	2.2%
Washington Banking Company	6,250	83,121	96,812	0.6%
Washington Mutual	6,750	44,124	295,110	1.9%

		347,996	740,822	4.7%

Computers
3Com*	30,000	167,836	140,400	0.9%
Adobe Systems*	7,600	39,971	334,857	2.1%
Apple Computer*	8,000	67,473	969,528	6.2%
Hewlett-Packard	7,000	157,040	319,970	2.0%
Intuit*	9,000	197,624	274,500	1.8%
Oracle*	15,000	115,139	290,700	1.9%

		745,083	2,329,955	14.9%

Construction
KB Home	5,000	302,781	229,450	1.5%
Lowe's Companies	6,500	109,802	213,330	1.3%
Weyerhaeuser	4,200	246,845	344,232	2.2%

		659,428	787,012	5.0%

Diversified Operations
Honeywell International	3,500	131,966	202,685	1.3%

Electronics
Advanced Micro Devices*	10,000	41,708	142,700	0.9%
Agilent Technologies*	8,000	218,552	305,360	2.0%
Harman International Industries	1,900	157,285	225,435	1.4%

		417,545	673,495	4.3%

Food
Performance Food Group*	3,000	96,917	106,500	0.7%
PepsiCo	4,500	248,326	307,485	2.0%

		345,243	413,985	2.7%

Hotels & Motels
Red Lion Hotels*	21,000	150,354	270,060	1.7%

Investments
Chubb	5,000	224,705	274,350	1.7%
Schwab (Charles)	25,000	79,726	561,750	3.6%

		304,431	836,100	5.3%
Continued on next page.

18	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Growth Fund

Equities - 86.6% Issue	Quantity	Tax Cost	Market Value	Percentage of Assets

Machinery
Regal-Beloit	4,000	$104,006	$194,440	1.2%
Lincoln Electric Holdings	4,000	180,617	281,160	1.8%

		284,623	475,600	3.0%

Medical
Abott Laboratories	4,000	171,114	225,400	1.5%
Amgen*	3,700	111,703	208,865	1.3%
Barr Pharmaceuticals*	4,500	159,489	239,940	1.5%
Ligand Pharmaceuticals*	10,000	112,072	66,100	0.4%
Lilly (Eli)	3,500	249,361	205,170	1.3%
Pharmaceutical Product Development	15,000	67,174	547,500	3.5%
VCA Antech*	8,000	209,048	316,640	2.0%

		1,079,961	1,809,615	11.5%

Metal Ores
Alcoa	6,000	189,042	247,680	1.6%
Freeport-McMoran Copper Gold, Cl B	1,782	109,766	140,243	0.9%

		298,808	387,923	2.5%

Oil & Gas Production
Devon Energy	3,000	185,020	230,340	1.5%
Noble Drilling	4,000	125,240	369,560	2.3%

		310,260	599,900	3.8%

Publishing
Wiley (John) & Sons, Class A	5,000	134,777	229,250	1.5%

Retail
Amazon.com*	5,000	201,410	345,700	2.2%
Bed Bath & Beyond*	5,000	176,186	203,300	1.3%
Best Buy	4,000	223,149	193,160	1.2%
Build-A-Bear-Workshop*	7,000	177,548	209,300	1.3%
Restoration Hardware*	15,203	94,239	95,779	0.6%
Staples	6,000	144,720	150,360	1.0%

		1,017,252	1,197,599	7.6%

Steel
Nucor	4,000	189,851	270,160	1.7%

Telecommunications
Trimble Navigation*	14,000	202,081	408,660	2.6%

Transportation
Norfolk Southern	4,500	185,235	260,460	1.7%
UAL Corp*	5,500	183,800	215,930	1.4%
United Parcel Service, Cl B	2,500	189,469	179,925	1.1%

		558,504	656,315	4.2%
Continued on next page.

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	19

Sextant Growth Fund

Equities - 86.6% Issue	Quantity	Tax Cost	Market Value	Percentage of Assets

Utility
Duke Energy	10,000	$172,211	$195,400	1.2%
FPL Group	7,000	244,409	447,510	2.9%
IDACorp	6,000	159,539	199,260	1.3%
Spectra Energy	3,000	84,750	79,890	0.5%
Sempra Energy	3,000	116,395	183,960	1.2%

		777,304	1,106,020	7.1%

Total Investments		$8,115,915	$13,580,226	86.6%
Other Assets (net of liabilities)			2,094,516	13.4%

Total Net Assets			$15,674,742	100%

*Non-income producing

Top Ten Equity Holdings	% of Net Assets	Industry Allocation
Schwab (Charles)	3.6%	Industry weightings are shown as a percentage of Net Assets.

Pharmaceutical Product Development	3.5%

FPL Group	2.9%

Trimble Navigation	2.6%

Noble Drilling	2.3%

Frontier Financial	2.2%

Amazon.com	2.2%

Weyerhauser	2.2%

Adobe Systems	2.1%

Hewlett-Packard	2.0%

20	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant Growth Fund

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2007	2006	2005	2004	2003	2002

Net asset value at beginning of period	$18.66	$17.11	$14.20	$12.91	$10.64	$11.90
Income from investment operations
Net investment income	0.01	(0.02)	(0.02)	0.01	(0.04)	(0.05)
Net gains or losses on securities (both realized and unrealized)	1.70	1.74	2.96	1.45	2.31	(1.21)

Total from investment operations	1.71	1.72	2.94	1.46	2.27	(1.26)

Less distributions
Dividends (from net investment income)	-	-	*(0.00)	(0.01)	-	-
Distributions (from capital gains)	-	(0.17)	(0.03)	(0.16)	-	-

Total distributions	0.00	(0.17)	(0.03)	(0.17)	0.00	0.00

Paid-in capital from early redemption fees¹	*0.00	*0.00	*0.00	-	-	-
Net asset value at end of period	$20.37	$18.66	$17.11	$14.20	$12.91	$10.64

Total Return	9.16%	10.06%	20.76%	11.35%	21.31%	(10.51)%

Ratios / Supplemental Data
Net assets ($000), end of period	$15,675	$13,728	$9,006	$5,331	$4,732	$3,373
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.64%	1.25%	1.28%	0.80%	1.20%	1.17%
After fee waivers and custody credits	0.62%	1.21%	1.24%	0.78%	1.14%	1.11%
Ratio of net investment income after waiver and custody credits to average net assets	0.07%	(0.12)%	(0.17)%	0.12%	(0.40)%	(0.48)%
Portfolio turnover rate	1%	11%	4%	8%	12%	15%

¹Early redemption fee adopted March 29, 2005	*Amount is less than $0.01

Statement of Changes in Net Assets	Period ended May 31,2007	Year ended Nov. 30, 2006

Increase in Net Assets
From Operations
Net investment income (loss)	$9,443	$(16,447)
Net realized gain on investments	463,593	125,411
Net increase in unrealized appreciation	791,412	1,108,048

Net Increase in net assets	$1,264,448	$1,217,012

Dividends to shareowners from
Capital gains distributions	-	(125,371)

From Fund share transactions
Proceeds from sales of shares	2,109,147	5,675,771
Value of shares issued in reinvestment of dividends	-	123,360
Early redemption fees retained	374	1,423
Cost of shares redeemed	(1,426,916)	(2,170,902)

Net increase in net assets	682,605	3,629,652

Total increase in net assets	1,947,053	4,721,293

Net Assets
Beginning of period	13,727,689	9,006,396

End of period	$15,674,742	$13,727,689

Shares of the Fund sold and redeemed
Number of shares sold	109,588	186,540
Number of shares issued in reinvestment of dividends	-	844
Number of shares redeemed	(75,801)	(36,600)

Net increase in number of shares outstanding	33,787	150,784

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	21

Sextant Growth Fund

For the semi-annual period ended May 31, 2007

Investment income
Dividend income	$95,919
Other income	38

Gross investment income	95,957

Expenses
Investment adviser and administration fees	40,564
Distribution fee	17,379
Filing and registration fees	9,895
Audit fees	5,647
Insurance	4,352
Chief compliance officer expenses	3,848
Custodian fees	2,516
Printing and postage	2,331
Legal fees	1,187
Trustee fees	1,091
Other expenses	220

Total gross expenses	89,030

Less custodian fees waived	(2,516)

Net expenses	86,514

Net investment income	9,443

Net realized gain on investments
Proceeds from sales	1,096,091
Less: cost of securities sold (based on identified cost)	632,498

Realized net gain	463,593

Unrealized gain on investments
End of period	5,464,311
Beginning of period	4,672,899

Increase in unrealized gain for the period	791,412

Net realized and unrealized gain	1,255,005

Net increase in net assets resulting from operations	$1,264,448

As of May 31, 2007

Assets
Investments (Cost $8,115,915)	$13,580,226
Cash	2,090,238
Dividends receivable	6,483
Insurance reserve premium	1,214
Receivable for Fund shares sold	238

Total Assets	15,678,399

Liabilities
Due to affiliates	6,998
Accrued expenses	(3,341)

Total Liabilities	3,657

Net Assets	15,674,742

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	9,746,798
Accumulated net realized gain	463,633
Unrealized net appreciation on investments	5,464,311

Net Assets applicable to Fund shares outstanding	$15,674,742

Fund shares outstanding	769,385

Net Asset Value, Offering and Redemption price per share	$20.37

22	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant International Fund

Schedule of Investments

Equities - 87.8% Issue	Number of Shares	Tax Cost	Market Value	County	Percentage of Assets

Aircraft
Embraer Aircraft ADR	3,400	$105,058	$164,832	Brazil	1.4%

Automotive
Nissan Motor ADR	5,500	106,770	122,760	Japan	1.0%

Banking
Australia & New Zealand Banking ADS	1,000	84,500	119,880	Australia	1.0%
AXA ADS	4,200	98,136	183,498	France	1.6%
Banco Bilbao Vizcaya ADS	7,500	105,518	189,300	Spain	1.6%
Mitsubishi Financial Group ADR	10,000	131,800	115,300	Japan	1.0%
Nomura Holdings ADR	10,000	187,836	205,500	Japan	1.8%
Toronto-Dominion Bank	2,400	70,709	165,792	Canada	1.4%

		678,499	979,270		8.4%

Building
CRH plc ADS	4,000	81,159	197,640	Ireland	1.7%
Hanson plc ADR	2,100	88,247	223,251	United Kingdom	1.9%
James Hardie Industries NV ADS	3,000	83,041	115,440	Netherlands	1.0%
Ritchie Bros.	3,000	171,741	176,970	Canada	1.5%

		424,188	713,301		6.1%

Business Services
51job ADR*	8,000	117,920	147,680	Cayman Islands	1.3%

Chemicals
BASF AG ADS	1,700	120,102	210,290	Germany	1.8%

Computers
Business Objects ADS*	7,000	60,510	287,770	France	2.4%
Dassault Systems ADR	3,000	146,427	182,340	France	1.6%
Satyam	6,000	108,750	152,040	India	1.3%

		315,687	622,150		5.3%

Consumer Products
Coca-Cola Femsa ADS	4,300	82,844	172,860	Mexico	1.5%
Cadbury Schweppes ADR	4,000	181,580	225,440	United Kingdom	1.9%

		264,424	398,300		3.4%

Electronics
Sony	3,000	116,940	173,100	Japan	1.5%
Epcos AG ADS	2,500	57,307	54,850	Germany	0.5%
Infineon Technologies AG*	5,000	45,900	77,850	Germany	0.6%

		220,147	305,800		2.6%

Hotels & Motels
Orient-Express Hotels CI A	3,500	110,528	187,495	Bermuda	1.6%
Continued on next page.

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	23

Sextant International Fund

Equities - 87.8% Issue	Number of Shares	Tax Cost	Market Value	County	Percentage of Assets

Insurance
Aegon NiV ADS	5,096	$93,853	$104,213	Netherlands	0.9%
ING Groep ADS	4,000	118,530	177,760	Netherlands	1.5%

		212,383	281,973		2.4%

Machinery-Electrical
Nidec	5,000	89,122	76,100	Japan	0.6%

Medical-Drugs
American Oriental Bioengineering*	15,000	72,300	160,500	China	1.4%
GlaxoSmithKline plc ADA	3,000	145,938	156,540	United Kingdom	1.3%
Novartis AG ADR	1,600	77,283	89,888	Switzerland	0.8%
Shire	2,000	92,860	139,500	United Kingdom	1.2%

		388,381	546,428		4.7%

Metals & Mining
Anglo-American plc ADR	7,500	138,371	227,399	United Kingdom	1.9%
Potash Corp of Saskatchewan	3,000	34,234	212,850	Canada	1.8%
Rio Tinto plc ADS	750	74,825	219,713	United Kingdom	1.9%
Tenaris SA ADR	2,500	95,290	124,125	Luxembourg	1.1%

		342,720	784,087		6.7%

Oil & Gas Production
EnCana	3,000	84,990	184,200	Canada	1.6%
Norsk Hydro ADS	6,000	122,808	213,960	Norway	1.8%
Petro-Canada	2,000	95,990	101,240	Canada	0.8%
Repsol-YPF ADR	3,500	87,962	128,415	Spain	1.1%
Total Fina Elf ADR	2,600	121,935	196,170	France	1.7%

		513,685	823,985		7.0%

Paper Products
Metso ADS	2,100	22,802	116,886	Finland	1.0%
UPM-Kymmene Oyj	3,500	64,384	90,650	Finland	0.8%
Votorantim Celulose ADS	8,000	102,000	173,040	Brazil	1.5%

		189,186	380,576		3.3%

Photographic Equipment
Canon, Inc ADR	3,300	95,606	194,238	Japan	1.7%

Publishing-Books
Pearson plc ADS	7,000	84,430	124,460	United Kingdom	1.1%

Telecommunications
American Movil	6,000	29,725	363,300	Mexico	3.1%
Audiocodes*	8,000	103,899	42,560	Israel	0.4%
BCE	5,490	135,460	202,581	Canada	1.7%
China Mobil Ltd	5,500	119,327	255,310	China	2.2%
PT Indosat ADR	2,500	64,962	97,000	Indonesia	0.8%
SK Telecom ADS	5,000	100,161	134,300	South Korea	1.2%
Telcom Corp New Zealand ADS	2,500	76,174	71,550	New Zealand	0.6%
Telefonica ADS	3,200	152,981	219,008	Spain	1.9%
Continued on next page.

24	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant International Fund

Equities - 87.8% Issue	Number of Shares	Tax Cost	Market Value	County	Percentage of Assets

Telecommunications (cont.)
Telefonos de Mexico ADS	5,000	$107,470	$202,200	Mexico	1.7%
Telus	2,000	63,219	120,340	Canada	1.0%

		953,378	1,708,149		14.6%

Transportation
Candian Pacific LTD	3,200	109,246	228,704	Canada	2.0%
Lan Airlines ADS	3,500	24,636	281,470	Chile	2.4%
Air France-KLM ADR	4,000	196,528	203,920	France	1.7%
Copa Holdings SA	5,000	221,586	316,450	Panama	2.7%

		551,996	1,030,544		8.8%

Utilities-Electric
Enel ADR	1,300	58,877	74,022	Italy	0.6%
Enersis ADR	9,000	97,125	165,420	Chile	1.4%
Korea Electric Power ADS	10,000	189,061	218,400	Korea	1.9%

		345,063	457,842		3.9%

Utilities-Gas
Transport de Gas del Sur ADR*	1,500	18,807	12,375	Argentina	0.1%

Total Investments		$6,248,080	$10,272,635		87.8%
Other Assets (net of liabilities)			1,425,279		12.2%

Total Net Assets			$11,697,914		100.0%

* Non-income producing		ADS: American Depositary Share		ADR: American Depositary Receipt

Top Ten Equity Holdings	% of Net Assets	Industry Allocation
American Movil	3.1%	Industry weightings are shown as a percentage of Net Assets.

Copa Holdings SA	2.7%

Business Objects ADS	2.4%

LAN Airlines ADS	2.4%

China Mobil Ltd.	2.2%

Canadian Pacific Ltd.	2.0%

Anglo-American plc ADR	1.9%

Cadbury Schweppes ADR	1.9%

Hanson plc ADR	1.9%

Rio Tinto plc ADS	1.9%

Countries	% of Net Assets
Canada	11.8%

United Kingdom	11.1%

France	9.1%

Japan	7.7%

Chile	7.4%

Mexico	6.3%

Spain	4.5%

Panama	3.8%

Netherlands	3.4%

Germany	3.0%

Brazil	2.9%

Other < 2%	16.8%

Other Assets	12.2%

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	25

Sextant International Fund

Financial Highlights	Period ended	For the Year Ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2007	2006	2005	2004	2003	2002

Net asset value at beginning of period	$13.56	$11.22	$9.40	$8.05	$6.07	$7.24
Income from investment operations
Net investment income	0.07	0.11	0.05	0.03	0.05	0.02
Net gains or losses on securities (both realized and unrealized)	2.17	2.34	1.83	1.35	1.97	(1.16)

Total from investment operations	2.24	2.45	1.88	1.38	2.02	(1.14)

Less distributions
Dividends (from net investment income)	-	(0.11)	(0.06)	(0.03)	(0.04)	(0.03)

Total distributions	0.00	(0.11)	(0.06)	(0.03)	(0.04)	(0.03)

Paid-in capital from early redemption fees¹	*0.00	*0.00	*0.00	-	-	-
Net asset value at end of period	$15.80	$13.56	$11.22	$9.40	$8.05	$6.07

Total Return	16.52%	21.85%	19.95%	17.11%	33.23%	(15.80)%

Ratios / supplemental data
Net assets ($000), end of period	$11,698	$9,266	$3,671	$2,053	$1,650	$1,150
Ratio of expenses to average net assets
Before fee waiver and custody credits	0.58%	1.09%	1.36%	1.22%	1.29%	1.36%
After fee waiver and custody credits	0.56%	1.02%	1.25%	1.10%	1.10%	1.17%
Ratio of net investment income after waiver and custody credits to average net assets	0.46%	0.94%	0.52%	0.31%	0.75%	0.20%
Portfolio turnover rate	3%	9%	5%	7%	4%	4%

¹Early redemption fee adopted March 29, 2005	*Amount is less than $0.01

Statement of Changes in Net Assets	Period ended May 31,2007	Year ended Nov. 30, 2006

Increase in Net Assets
From operations
Net investment income	$46,542	$76,757
Net realized gain on investments	18,639	122,914
Net increase in unealized appreciation	1,494,567	1,341,965

Net increase in net assets from operations	1,559,748	1,541,636

Dividends to shareowners from
Net investment income	-	(76,618)

From fund share transactions
Proceeds from sales of shares	1,787,263	4,867,747
Value of shares issued in reinvestment of dividends	-	75,626
Early redemption fees retained	45	80
Cost of shares redeemed	(915,639)	(813,073)

Net increase in assets	871,669	4,130,380

Total increase in net assets	2,431,417	5,595,398

Net Assets
Beginning of period	9,266,497	3,671,099

End of period	$11,697,914	$9,266,497

Undistributed net investment income	-	139

Shares of the fund sold and redeemed
Number of shares sold	121,983	415,042
Number of shares issued in reinvestment of dividends	-	5,577
Number of shares redeemed	(64,833)	(64,517)

Net increase in number of shares outstanding	57,150	356,102

26	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Sextant International Fund

Statement of Operations

For the semi-annual period ended May 31, 2007

Investment income
Dividend income (net of foreign tax of $15,659)	$103,189
Other income	25

Gross investment income	103,214

Expenses
Investment adviser and administration fees	23,299
Distribution fees	12,665
Filing and registration fees	8,238
Audit fees	4,578
Custodian fees	2,527
Chief compliance officer expenses	2,412
Insurance	2,164
Printing and postage	1,356
Trustee fees	961
Legal fees	797
Other expenses	202

Total gross expenses	59,199

Less custodian fees waived	(2,527)

Net expenses	56,672

Net investment income	46,542

Net realized gain on investments
Proceeds from sales	287,717
Less cost of securities sold (based on identified cost)	269,078

Realized net gain	18,639

Unrealized gain on investments
End of period	4,024,555
Beginning of period	2,529,988

Increase in unrealized gain for the period	1,494,567

Net realized and unrealized gain	1,513,206

Net increase in net assets resulting from operations	$1,559,748

Statement of Assets and Liabilities

As of May 31, 2007

Assets
Investments (Cost $6,248,080)	$10,272,635
Cash	1,400,703
Dividends receivable	25,668
Receivable for fund shares sold	534

Total Assets	11,699,540

Liabilities
Due to affiliates	4,616
Accrued expenses	(2,990)

Total Liabilities	1,626

Net Assets	11,697,914

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	7,685,773
Accumlated net realized loss	(12,414)
Unrealized net appreciation on investments	4,024,555

Net Assets applicable to Fund shares outstanding	$11,697,914

Fund shares outstanding	740,528

Net Asset Value, Offering and Redemption price per share	$15.80

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	27

Expenses

As a Sextant shareowner, you incur ongoing costs, including management fees, 12b-1 fees and other fund expenses. With the Sextant Funds, unlike with many other mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur exchange fees or fees related to Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% fee for redemption of shares held less than 30 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (Friday, December 1, 2006 to Thursday, May 31, 2007).

Actual Expenses
The first line for each Fund provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery; 2% fee for redemptions of shares held less 30 calendar days.

Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees, or possible early redemption fees. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (December 1, 2006)	Ending Account Value (May 31, 2007)	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,013.30	$3.81	0.76%

Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$996.10	$4.48	0.90%

Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%
Core Fund²
Actual	$1,000	$1,043.00	$2.24	0.44%

Hypothetical (5% return before expenses)	$1,000	$1,022.74	$2.22	0.44%

Growth Fund
Actual	$1,000	$1,091.60	$6.47	1.24%

Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.24	1.24%

International Fund
Actual	$1,000	$1,165.20	$6.05	1.12%

Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.64	1.12%

¹Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2006 through May 31, 2007), multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).
²Expenses for the Core Fund are based on data from the period March 30, 2007 through May 31, 2007

28	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Notes To Financial Statements

Note 1 - Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Six portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

The investment goal of the Growth and International Funds is long-term capital growth. The investment goals of the Core Fund are long-term appreciation and capital preservation. The investment goal of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional goal of capital preservation.

NOTE 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are adjusted to fair value as determined pursuant to procedures established by the Board.

Fixed-income securities for which there are no publicly available market quotations are valued using matrices based on maturity, quality, yield , call features and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under fair value policies established by the trustees. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Federal income taxes:
The Funds' policies are to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all their taxable income to their shareowners. Therefore, no provisions for Federal income taxes are required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date. Withholding on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Expenses incurred by the Trust on behalf of a Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. Shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed.

New Accounting Pronouncements:
On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

NOTE 3 - Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct Trust business. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core, Sextant Growth Fund and Sextant International Fund:

  For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	29

Notes To Financial Statements (continued)

The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75%, and Sextant Bond Income Fund to 0.90%, through March 31, 2008. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the semi-annual period ended May 31, 2007, Sextant Short-Term Bond and Sextant Bond Income Funds incurred advisory and administration expenses of $8,607 and $7,677 respectively. Sextant Core Fund incurred administrative and advisory expenses of $2,693. Sextant Growth Fund and Sextant International incurred advisory and administration expenses of $40,564 and $23,299, respectively. In accordance with the expense waiver noted above, for the semi-annual period ended May 31, 2007, Saturna Capital waived $10,478 and $6,367 of the Sextant Short-Term Bond Fund and Sextant Bond Income Fund advisory fees, respectively. The adviser cannot recoup previously waived fees.

In accordance with the Funds' custodian agreements with National City Bank Indiana, for the semi-annual period ended May 31, 2007, custodian fees for Short-Term Bond, Bond Income, Core, Growth, and International were $1,677; $552; $ 2,708; $2,516; and $2,527; respectively. The custodian waived these fees based on earnings credits for the current year.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the Adviser. On May 31, 2007, the trustees, officers and their related accounts as a group owned 26.0%, 27.4%, 53.5%, 28.2% and 40.4% of the outstanding shares of Short-Term Bond, Bond Income, Core, Growth and International, respectively.

The four unaffiliated trustees receive $400 per Board or committee meeting attended, plus travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. The Trust incurred expenses for the independent trustees of $3,832 to attend meetings during the period. Regulations require the Trust to designate a Chief Compliance Officer: Mr. James Winship was retained by the Trust and paid $10,809 during the period. The other officers are paid by Saturna Capital, and not the Trust.

Saturna Brokerage Services, Inc. (a discount brokerage subsidiary of Saturna Capital Corporation) is a registered as a broker-dealer and acts as distributor. A Rule 12b-1 distribution plan took effect on October 3, 2006, and during the six-month period ended May 31, 2007, the Trust paid the Distributor $38,822.

The adviser has undertaken to waive all brokerage commissions charged by its affiliate in calendar 2007.

NOTE 4 - Investments

During the semi-annual period ended May 31, 2007, Short-Term Bond purchased $0 of securities and sold $180,970 of securities. Comparable figures for Bond Income are $0 purchased and $277,276 sold; for Core $2,621,817 purchased and $0 sold; for Growth $191,468 purchased and $1,096,091 sold; and for International, $898,385 purchased and $287,717 sold.

NOTE 5 - Distributions to shareholders

The tax character of distributions paid during the semi-annual period ended May 31, 2007 and years ended November 30, 2006 and 2005 were as follows:

	Period ended May 31, 2007	Year ended 2006	Year ended 2005
Short-Term Bond Fund
Ordinary income	$49,900	$85,431	$83,151

Bond Income Fund
Ordinary income	$74,750	$142,386	$126,361

Core Fund
Ordinary income	-	N/A	N/A

Growth Fund
Ordinary income	-	-	$2,289
Capital gains¹	-	$125,371	$12,474

International Fund
Ordinary income	-	$76,618	$17,930

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

As of May 31, 2007, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$2,659,050	$2,902,408
Gross tax unrealized appreciation	4,748	58,039
Gross tax unrealized depreciation	(26,514)	(55,877)

Net tax unrealized appreciation (depreciation)	(21,766)	2,162
Undistributed ordinary income	-	-
Undistributed long-term capital gain (loss)	(48,942)	(32,983)

Total distributable earnings	(48,942)	(32,983)

Total accumulated earnings (losses)	$(70,708)	$(30,821)

Core
Cost of investments	$2,820,977
Gross tax unrealized appreciation	135,043
Gross tax unrealized depreciation	(27,413)

Net tax unrealized appreciation (depreciation)	107,630
Undistributed ordinary income	-
Undistributed long-term capital gain (loss)	-

Total distributable earnings	-

Total accumulated earnings (losses)	$107,630

	Growth	International
Cost of investments	$8,115,915	$6,248,080
Gross tax unrealized appreciation	5,743,986	4,164,481
Gross tax unrealized depreciation	(279,675)	(139,926)

Net tax unrealized appreciation (depreciation)	5,464,311	4,024,555
Undistributed ordinary income	-	-
Undistributed long-term capital gain (loss)	463,633	(12,414)

Total distributable earnings	463,633	(12,414)

Total accumulated earnings (losses)	$5,927,944	$4,012,141

30	May 31, 2007 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements.)

Availability of Portfolio Information
(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov., and at www.saturna.com.
(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at http://www.saturna.com.

Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8762 (b) on the Funds' website at http://www.saturna.com; and (c) on the SEC's website at http://www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8752; (b) on the Funds' website at http://www.saturna.com; and (c) on the SEC's website at http://www.sec.gov.

Privacy Statement
At Saturna Capital, we understand the importance to you in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 800 / SATURNA.

Householding Policy
To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800/SATURNA (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

(The accompanying notes are an integral part of these financial statements.)	May 31, 2007 Semi-Annual Report	31

1300 North State Street Bellingham, WA 98225 www.saturna.com sextant@saturna.com (800) SATURNA	This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are a series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Fellow Shareowners:

For the six months ended May 31, 2007, Idaho Tax-Exempt Fund provided a total return of +0.16%. The net asset value was $5.24 per share compared to $5.32 at November 30, 2006. Total Fund assets increased 6% to $9.31 million. The annualized expense ratio was 0.84%.

For the twelve months ended May 31, 2007, the Fund provided a total return of +3.87%. Additional performance information is provided below.

The Federal Funds rate stayed at 5.25% for the reporting period while European and Asian central bank rates climbed in a range of 0.25% to 1.25%. Over the last year, US municipal bond yields were narrowly mixed, masking a move to lower rates and the subsequent recent rebound. The yield advantage of long municipal bonds over short municipal bonds fell from about 0.6% to 0.3% over the period. In general, the highest returns were generated by long maturity, non-investment grade and non-US securities. Fixed income investors continue to accept more risk in their search for yield, especially on high yield speculative grade bonds. The relatively high quality of municipal bonds means they are little affected by the recent declines in the sub-prime mortgage market and related bond derivatives. Illustrating the Fund’s quality, Moody’s Investor Services rates 87.4% of the Fund’s portfolio at the highest “AAA” grade.

We expect the global economy to grow solidly and the US economy to continue modest expansion in 2007. US corporate profits will rise 6% to 9%. We expect the Federal Reserve to keep a floor under short-term rates for another six months to support the US dollar. We expect municipal rates to rise slightly, favoring intermediate maturities of five to ten years. Portfolio dollar weighted average maturity is 8.2 years.

The Idaho economy, population and State employment continue to grow above the national average. The State budget is in balance. Idaho issuer credit worthiness remains secure. The fiscal discipline and pro-business policies of Idaho's state and local governments give Idaho a sharp competitive edge.

Conservative investors choose the Idaho Fund for high quality double tax-free municipal bonds and low price volatility. Today more than forty states (including Idaho) do not tax interest income paid by municipal bonds issued within the state but do tax interest income paid by municipal bonds issued in other states. However, the US Supreme Court, under the dormant Commerce Clause, accepted the Davis vs. Kentucky case, to determine if these tax policies are unconstitutional under the Commerce clause of the US Constitution. The Court may allow tax policies like Idaho’s to remain unchanged. Or the Court may require states to tax residents on in-state municipal bond income, ending the double-tax exemption on in-state municipal bonds which will hurt prices of single-state bonds as they are forced to compete in a national market of tax exempt bonds. Another result could be that states could be allowed to continue exemptions for in-state bond income if they also exempt interest income earned on out-of-state municipal bonds. As the Court’s decision could impact the value of your Fund shares, we wish to note this extra market uncertainty.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income presently free from Idaho and federal income taxes, a high-quality diversified bond portfolio and daily supervision by professional managers. We welcome your suggestions. Only with your help can we be certain that we are meeting your investment needs — our primary objective.

Nicholas Kaiser, President

Phelps McIlvaine, Vice President, Portfolio Manager

Additional Performance Information:

Average Annual Returns (as of 6/30/2007)
1 Year	3 Years	5 Years	10 Years	Expense Ratio¹

3.25%	2.82%	3.09%	4.18%	0.87%

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily and an investor's shares, when redeemed, may be worth more or less than the original cost and you may lose money. Returns above do not reflect the potential deduction of a 2% redemption fee on shares held less than 30 days. Current performance may be higher or lower than performance data quoted herein. Performance data current to the most recent month-end is available online at www.saturna.com or by calling toll free (800) SATURNA.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus dated March 30, 2007 and differs from expense ratios shown elsewhere in this report as they each reflect different fiscal periods.

Please consider an investment's objectives, risks, charges and expenses carefully before investing. To obtain the Fund's prospectus that contains this and other important information please visit www.saturna.com or call toll free (800) SATURNA. Please read the prospectus carefully before investing.

2	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007

Schedule of Investments		Ratings are lesser of Moody's Investor Services or Standard & Poor's.
Rating	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage

Building
AAA	Idaho State Building Authority	4.50% due 9/1/2023	$110,000	$111,104	1.2%

Electric Power
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	145,000	146,299	1.6%

Financial Services
AAA	Boise City General Fund Revenue	5.20% due 12/1/2017	160,000	168,944	1.8%
AAA	Boise City General Fund Revenue	5.25% due 12/1/2018	100,000	105,336	1.1%

			260,000	274,280	2.9%

General Obligation
AA-	Ada & Canyon JSD #2 Meridian	5.50% due 7/30/2015	50,000	55,115	0.6%
AAA	Ada & Canyon JSD #2 Meridian	5.00% due 8/15/2020	165,000	175,242	1.9%
AAA	Ada & Canyon JSD #2 Meridian	5.00% due 8/15/2021	155,000	164,116	1.8%
AAA	Adams & Washington	4.00% due 8/15/2019	100,000	99,025	1.1%
AAA	Bingham County SCD #55 Blackfoot	4.65% due 8/1/2017	285,000	294,710	3.2%
AAA	Blaine County Idaho Series A	4.05% due 8/1/2023	150,000	143,871	1.5%
A	Boise County SCD #73 Horseshoe Bend	5.15% due 7/31/2010	125,000	126,539	1.4%
AAA	Bonneville & Bingham Co JSD #93 GO	4.50% due 9/15/2017	150,000	153,963	1.6%
AAA	Boundary County SCD #101	5.10% due 8/1/2022	130,000	138,607	1.5%
AAA	Caldwell, Idaho	5.30% due 5/15/2014	150,000	155,684	1.7%
AAA	Canyon County SCD #139 Vallivue	4.05% due 8/15/2016	80,000	81,220	0.9%
AAA	Canyon County SCD #139 Vallivue	4.35% due 9/15/2025	350,000	344,897	3.7%
AAA	Canyon County SCD #131 Nampa	4.75% due 8/15/2019	325,000	335,761	3.6%
AAA	Canyon County SCD #134 Middleton	4.65% due 7/31/2016	170,000	175,163	1.9%
A	Canyon County SCD #135 Notus	6.00% due 8/1/2007	50,000	49,839	0.5%
AAA	Idaho Housing & Finance Association	4.80% due 6/1/2017	100,000	104,214	1.1%
AAA	Jerome Lincoln Gooding Co's JSD #261	3.75% due 9/15/2018	125,000	121,243	1.3%
AAA	Jerome Lincoln Gooding Co's JSD #261	5.00% due 9/15/2022	250,000	266,617	2.9%
AAA	Kootenai-Shonshone Area Library	4.25% due 8/1/2021	220,000	221,054	2.4%
AAA	Lakeland ID JSD #272	4.00% due 8/15/2015	100,000	100,010	1.1%
AAA	Lemhi County	4.20% due 8/1/2015	100,000	101,258	1.1%
AAA	Madison Co. ID SCD #321 Rexburg	4.50% due 8/15/2024	160,000	160,902	1.7%
AAA	Madison Co. SCD #321 Rexburg UTGO	4.50% due 8/15/2026	250,000	250,075	2.7%
AAA	Meridian Free Library District	5.00% due 8/1/2015	200,000	200,438	2.1%
AAA	Minidoka & Jerome JSD #331	4.50% due 8/15/2018	75,000	77,398	0.8%
AAA	Minidoka & Jerome JSD #331	4.50% due 8/15/2020	75,000	76,591	0.8%
AAA	Minidoka & Jerome JSD #331	4.50% due 8/15/2025	160,000	160,333	1.7%
AAA	Nampa Idaho Series B	5.00% due 8/1/2020	200,000	213,708	2.3%
AAA	Oneida County SCD #351 Malad City	4.00% due 8/15/2015	150,000	151,137	1.6%
AAA	Owyhee & Canyon Cos. JSD #370	4.55% due 8/15/2016	160,000	168,771	1.8%
AAA	Payette Co ID SCD #373	5.00% due 9/15/2024	100,000	103,911	1.1%
AAA	Valley & Adams Co JSD #421	4.50% due 8/1/2024	290,000	291,415	3.1%
AAA	Valley & Adams JSD #421 McCall	4.50% due 8/1/2022	135,000	136,723	1.5%

			5,285,000	5,399,550	58.0%

Housing
AA+	Idaho Housing Agency Refunding Series A	6.15% due 7/1/2024	5,000	4,962	* 0.0%
AAA	Idaho Housing Agency Single Family Mort Mezz-E-1	6.60% due 7/1/2011	5,000	4,965	0.1%

			10,000	9,927	0.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007	3

Schedule of Investments (continued)
Rating	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage

Medical/Hospitals
AAA	Idaho Health Facility Auth. Ref. Holy Cross Sys Corp. Rev	5.25% due 12/1/2014	$110,000	$111,719	1.2%
AAA	Idaho Health Facility Auth. Corp. Holy Cross Rev Refunding	5.00% due 12/1/2022	115,000	116,987	1.3%
AAA	Madison CO Hospital COP	5.00% due 12/1/2018	105,000	106,979	1.1%

			330,000	335,685	3.6%

Pollution Control
AAA	Idaho Bond Bank Authority	4.30% due 9/1/2022	135,000	134,275	1.4%

Real Estate
AAA	Idaho State Bldg Authority	5.05% due 9/1/2018	95,000	95,646	1.0%
AAA	Idaho State Bldg Authority	5.00% due 9/1/2021	100,000	101,017	1.1%
A	Jerome Urban Renewal District	5.40% due 9/1/2013	200,000	200,992	2.2%
A	Post Falls LID	5.00% due 5/1/2021	300,000	300,231	3.2%

			695,000	697,886	7.5%

State Education
AAA	Boise State University Rev	5.00% due 4/1/2019	295,000	313,145	3.4%
AAA	Idaho State Building Authority	4.00% due 9/1/2016	105,000	104,252	1.1%
AAA	Idaho State University Ref & Impt	4.90% due 4/1/2017	150,000	151,767	1.7%
AAA	Idaho State University Rev	4.625% due 4/1/2024	220,000	225,491	2.4%
AAA	University of Idaho Student Fee Rev	5.00% due 4/1/2019	200,000	213,642	2.3%
AAA	University of Idaho Student Fee Rev	5.00% due 4/1/2020	160,000	170,341	1.8%

			1,130,000	1,178,638	12.7%

Sewer
A	Troy ID Sewer System	8.00% due 2/1/2008	15,000	14,888	0.2%
A	Troy ID Sewer System	8.00% due 2/1/2009	20,000	19,857	0.2%
A	Troy ID Sewer System	8.00% due 2/1/2010	20,000	19,883	0.2%

			55,000	54,628	0.6%

Urban Renewal
AAA	Boise City Urban Renewal Agency Pk Rev & RA	5.00% due 9/1/2012	65,000	66,091	0.7%
AAA	Boise City Urb Ren Lease Rev	5.00% due 8/15/2020	160,000	169,454	1.8%
AAA	Boise City Urb Ren Agy Lease Rev	5.00% due 8/15/2021	90,000	94,489	1.0%

			315,000	330,034	3.5%

Water Supply
AAA	Blackfoot COP Series 2000	5.80% due 9/1/2018	135,000	143,177	1.5%
AAA	Idaho Bond Bank Authority	5.00% due 9/15/2026	250,000	264,325	2.8%
AAA	Ketchum Water Revenue	4.75% due 9/1/2013	60,000	60,502	0.7%

			445,000	468,004	5.0%

Total Investments		(Total Cost=$9,128,786)	$8,915,000	$9,140,310	98.1%
Other Assets (net of liabilities)				172,302	1.9%

Total Net Assets (100%)				$9,312,612	100.0%

*Amount is less than 0.01%

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	86.0%	30.9%	87.4%

AA	0.6%	4.2%	0.6%

A	11.5%	3.6%	0.0%

BBB	0.0%	0.0%	0.0%

Unrated	0.0%	59.4%	10.1%

Other Assets	1.9%	1.9%	1.9%

The accompanying notes are an integral part of these financial statements.

4	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2007	2006	2005	2004	2003	2002

Net asset value at beginning of period	$5.32	$5.27	$5.39	$5.46	$5.37	$5.28
Income from investment operations
Net investment income	0.09	0.18	0.19	0.19	0.21	0.22
Net gains (losses) on securities (both realized and unrealized)	(0.08)	0.06	(0.10)	(0.07)	0.09	0.09

Total from investment operations	0.01	0.24	0.09	0.12	0.30	0.31

Less distributions
Dividends (from net investment income)	(0.09)	(0.18)	(0.19)	(0.19)	(0.21)	(0.22)
Distributions (from capital gains)	-	(0.01)	(0.02)	-	-	-

Total distributions	(0.09)	(0.19)	(0.21)	(0.19)	(0.21)	(0.22)

Paid-in capital from early redemption fees¹	-	*0.00	*0.00	-	-	-
Net asset value at end of period	$5.24	$5.32	$5.27	$5.39	$5.46	$5.37

Total Return	0.16%	4.66%	1.66%	2.29%	5.40%	5.98%

Ratios / Supplemental Data
Net assets ($000), end of period	$9,313	$8,783	$8,531	$8,472	$7,692	$6,943
Ratio of expenses to average net assets
Before fee waivers	0.43%	0.87%	0.91%	0.95%	0.88%	0.88%
After fee waivers	0.42%	0.83%	0.88%	0.93%	0.85%	0.80%
Ratio of net investment income after fee waiver to average net assets	1.68%	3.40%	3.58%	3.56%	3.78%	4.14%
Portfolio turnover rate	1%	24%	21%	15%	6%	11%

¹Early redemption fee adopted March 29, 2005		*Amount is less than $0.01

Statements of Changes in Net Assets	Period ended May 31, 2007	Year ended Nov. 30, 2006

Increase in Net Assets
From Operations
Net investment income	$149,933	$291,745
Net realized gain (loss) on investments	(2,791)	19,527
Net increase (decrease) in unrealized appreciation	(125,629)	67,593

Net increase in net assets from operations	$21,513	$378,865

Dividends to shareowners from
Net investment income	(150,060)	(291,745)
Capital gains distributions	-	(19,527)

Net dividends to shareowners	(150,060)	(311,272)

Fund Share transactions
Proceeds from sales of shares	967,213	1,123,133
Value of shares issued in reinvestment of dividends	117,161	241,424
Early redemption fees retained	-	2
Cost of shares redeemed	(425,988)	(1,180,827)

Net increase in net assets from share transactions	658,386	183,732

Total increase in net assets	$529,839	$251,325

Net Assets
Beginning of period	8,782,773	8,531,448

End of period	$9,312,612	$8,782,773

Shares of the fund sold and redeemed
Number of shares sold	183,458	225,928
Number of shares issued in reinvestment of dividends	22,206	45,798
Number of shares redeemed	(80,541)	(237,777)

Net increase in number of shares outstanding	125,123	33,949

The accompanying notes are an integral part of these financial statements.

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007	5

Statement of Assets & Liabilities

For the period ended May 31, 2007

Investment Income
Interest income	$204,204
Amortization of bond premium	(16,546)

Gross investment income	187,658

Expenses
Investment adviser and administration fees	22,276
Audit fees	4,119
Chief compliance officer expenses	2,633
Insurance	2,057
Shareholder service fee	1,907
Filing and Registration fees	1,409
Printing and postage	1,108
Trustee fees	1,004
Legal fees	1,004
Custodian fees	896
Other expenses	208

Total gross expenses	38,621

Less: Custodian fees waived	(896)

Net expenses	37,725

Net investment income	$149,933

Net realized loss on investments
Proceeds from sales	95,000
Less cost of securities sold based on identified cost	97,791

Realized net loss	(2,791)

Unrealized gain on investments
End of period	11,523
Beginning of period	137,152

Decrease in unrealized gain for the period	(125,629)

Net realized and unrealized loss on investments	$(128,420)

Net increase in net assets resulting from operations	$21,513

Statement of Assets & Liabilities

As of May 31, 2007

Assets
Bond Investments (Cost $9,128,786)	$9,140,310
Cash	374,212
Interest receivable	116,900
Insurance reserve premium	801

Total Assets	$9,632,223

Liabilities
Payable for securities purchased	306,599
Distributions payable	5,001
Due to affiliates	4,043
Accrued expenses	2,429
Payable for fund shares redeemed	1,539

Total Liabilities	319,611

Net Assets	$9,312,612

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	9,301,088
Unrealized net appreciation on investments	11,524

Net Assets applicable to Fund shares outstanding	9,312,612

Fund Shares Outstanding	1,777,132

Net Asset Value, Offering and Redemption price per share	$5.24

Notes To Financial Statements

Note 1 — Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the “Fund”). The other five portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund.

Security valuation:
Fixed-income securities for which there are no publicly available market quotations are valued using matrices based on maturity, quality, yield, call features and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under fair value policies established by the Trustees. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Income taxes:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareowners. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

6	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007

Expenses
As an Idaho Tax-Exempt mutual fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, the Idaho tax-Exempt Fund does not impose sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur exchange fees or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

The Idaho Tax-Exempt Fund, unlike many mutual funds, does not impose sales charges (loads) on purchases, reinvested dividends or distributions. You do not incur exchange fees, or fees related to Individual Retirement Accounts. However, to discourage speculative trading, you may incur a 2% redemption fee on shares held less than 30 days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for six months [Friday, December 1, 2006 to Thursday, May 31, 2007].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Year" to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees¹, or exchange fees (note that the Idaho Tax-Exempt Fund does not have any such transaction costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [Friday, December 1, 2006]	Ending Account Value [Thursday, May 31, 2007]	Expenses Paid During Period*
Actual	$1,000.00	$1,001.60	$4.19

Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

* Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.84% (based on the most recent semi-annual period of December 1, 2006 through May 31, 2007, multiplied by the average account value of $1,000.80 over the period multiplied by 182/365 (to reflect the one-half year period).

Notes To Financial Statements (continued)

and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. Shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed.

New Accounting Pronouncements:
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2007	7

Notes To Financial Statements (continued)

Note 3 — Transactions with Affiliated Persons
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to .50% of average daily net assets. For the semi-annual period ended May 31, 2007, the Fund incurred advisory fee expenses of $22,276.

In accordance with the Fund’s agreement with its custodian, National City Bank of Indiana, for the semi-annual period ended May 31, 2007, custodian fees incurred by the Fund amounted to $896. The custodian waived $896 of its fees for earnings credits for the current year.

Saturna Brokerage Services, Inc. (a subsidiary of Saturna Capital Corporation) is a broker-dealer and acts as distributor without compensation. Saturna Capital Corporation acts as shareowner servicing agent for the Fund, for a monthly fee plus certain expenses. For the semi-annual period ended May 31, 2007, the Fund paid shareholder servicing fees of $1,907.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the Adviser. On May 31, 2007, the trustees, officers and their immediate families as a group owned 0.05% of the outstanding shares of the Fund. Mr. Kaiser owned 845 shares.

The four unaffiliated trustees receive $400 per Board or committee meeting attended, plus travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. The Trust paid the Independent Trustees $3,832 to attend meetings during the period. Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust and paid $10,809 during the period. The other officers are paid by Saturna Capital, and not the Trust.

Note 4 — Investments
During the semi-annual period ended May 31, 2007, the Fund purchased $868,652 of securities and sold/matured $95,000 of securities.

Note 5 — Distributions to shareowners:
The tax character of distributions paid during the semi-annual period ended May 31, 2007 and years ended November 30, 2006 and 2005 were as follows:

	Period ended May 31, 2007	2006	2005

Tax-Exempt Income	$150,060	$291,026	$302,222

Taxable Income	-	$702	-

Capital Gains¹	-	$19,527	$25,992

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

As of May 31, 2007 the components of distributable earnings on a tax basis were as follows:

Cost of investments	$9,128,786
Gross unrealized appreciation	71,279
Gross unrealized depreciation	(59,755)

Net unrealized appreciation	$11,524

Total accumulated earnings/losses	$11,524

Availability of Fund Portfolio Information

(1) The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Fund's Forms N-Q is available on the SEC's website at www.sec.gov., and at www.saturna.com.
(3) The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Privacy Statement

At Saturna Capital, we understand the importance to you in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 800 / SATURNA.

Householding Policy

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800/SATURNA. We will begin sending you individual copies thirty days after receiving your request.

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.	1300 N. State Street Bellingham, WA 98225 www.saturna.com (800)SATURNA

Submission of Matters to a Vote of Security Holders
Not applicable.

Controls and Procedures
Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 6, 2007, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Exhibits
Exhibits included with this filing:

Certifications.

  Nicholas Kaiser, President, Saturna Investment Trust
  Christopher Fankhauser, Treasurer, Saturna Investment Trust

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SATURNA INVESTMENT TRUST

By
/s/ Nicholas Kaiser
President
April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Nicholas Kaiser
President
April 3, 2008

By:
/s/ Christopher Fankhauser
Treasurer
April 3, 2008